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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment |_|; Amendment Number: __________

This Amendment (Check only one):
                        |_| is a restatement.
                        |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    ALPS Advisors, Inc.
Address: 1290 Broadway, Suite 1100
         Denver, CO 80203

Form 13F File Number: 028-12230

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Bradley J. Swenson
Title: Chief Compliance Officer
Phone: 303-623-2577

Signature, Place, and Date of Signing:


/s/ Bradley J. Swenson        Denver, Colorado      May 13, 2009
---------------------------   ----------------      ------------
[Signature]                    [City, State]           [Date]

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Report Type (Check only one):

|_| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report and all holdings are reported by other reporting manager(s).)

|X| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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List of Other Managers Reporting for this Manager:

FORM 13F FILE NUMBER   NAME
--------------------   ----------------------------------
28-01127               Chase Investment Counsel Corp.
28-05690               Matrix Asset Advisors, Inc.
28-06683               TCW Investment Management Co.
28-03579               Schneider Capital Management Corp.
28-04129               M.A. Weatherbie and Co., Inc.
28-03791               Pzena Investment Management
28-12592               The Bank of New York Mellon

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0
Form 13F Information Table Entry Total:          48
Form 13F Information Table Value Total: $102,225.54 (thousands)

List of Other Included Managers:

No. Form 13F File Number Name

NONE

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FORM 13(F) Information Table

                          TITLE OF                VALUE      SHARES OR            INVESTMENT   OTHER       VOTING AUTHORITY
NAME OF ISSUER              CLASS      CUSIP    (X$1,000)    PRN AMOUNT  SH/ PUT/ DISCRETION MANAGERS      SOLE
COLUMN 1                  COLUMN 2    COLUMN 3   COLUMN 4     COLUMN 5   PRN CALL  COLUMN 6  COLUMN 7    COLUMN 8   SHARED NONE
iShares Lehman US TIPS  ETF          464287176 $  6,548.36     63,731.00 SH         DEFINED               63,731.00
iShares MSCI EAFE Index
Fund                    ETF          464287465 $  9,850.87    262,061.00 SH         DEFINED              262,061.00
iShares S&P 500 Index   ETF          464287200 $ 22,600.46    283,854.00 SH         DEFINED              283,854.00
iShares S&P GSCI
Commodity-Index ETF     ETF          46428R107 $  2,396.03     95,156.00 SH         DEFINED               95,156.00
Vanguard Emerging
Market ETF              ETF          922042858 $  1,857.51     78,708.00 SH         DEFINED               78,708.00
Vanguard REIT ETF       ETF          922908553 $  1,790.46     73,742.00 SH         DEFINED               73,742.00
Vanguard Short Term
Term Bond ETF           ETF          921937827 $  3,674.37     46,629.00 SH         DEFINED               46,629.00
Vanguard Small Cap      ETF          922908751 $  5,285.17    143,424.00 SH         DEFINED              143,424.00
Vanguard Total Bond
Total Bond Mkt. ETF     ETF          921937835 $ 15,849.85    205,442.00 SH         DEFINED              205,442.00
3i Group PLC            Common Stock B1YW440   $  1,358.62    349,400.00 SH         DEFINED              349,400.00
3I Infrastructure Lt    Common Stock B1RJLF8   $  1,462.69  1,213,583.00 SH         DEFINED            1,213,583.00
Altamir Amboise         Common Stock B1YJJ57   $    452.71    252,400.00 SH         DEFINED              252,400.00
American Capital        Common Stock 02503Y103 $    365.37    195,383.43 SH         DEFINED              195,383.43
AP Alternative Asset    Common Stock B15Y0C5   $    460.08    330,992.00 SH         DEFINED              330,992.00
Babcock & Brown         Common Stock 6617404   $    486.30 11,101,000.00 SH         DEFINED           11,101,000.00
BlackRock Kelso         Common Stock 92533108  $    350.41     83,630.00 SH         DEFINED               83,630.00
Brait                   Common Stock 6896292   $    620.08    559,400.00 SH         DEFINED              559,400.00
Candover Investments    Common Stock 0171315   $    140.96    118,010.00 SH         DEFINED              118,010.00
Capital Southwest       Common Stock 140501107 $    949.83     12,434.00 SH         DEFINED               12,434.00
CapitalSource Inc       Common Stock 14055X102 $    199.48    163,510.00 SH         DEFINED              163,510.00
CapMan Oyj              Common Stock 7086605   $    457.94    430,851.00 SH         DEFINED              430,851.00
China Merchants         Common Stock 6189204   $    881.05    750,400.00 SH         DEFINED              750,400.00
Continental Venture
(Closed-End)            Common Stock 6219673   $    401.00  1,153,379.00 SH         DEFINED            1,153,379.00
Conversus Capital LP
Closed-End              Common Stock B1WR8K1   $  1,402.59    233,765.00 SH         DEFINED              233,765.00
DeA Capital SpA         Common Stock 5932012   $    651.65    491,704.00 SH         DEFINED              491,704.00
Deutsche Beteiligung    Common Stock 5066331   $    882.52     70,291.00 SH         DEFINED               70,291.00
Dinamia Capital         Common Stock 5377884   $    620.26     65,203.00 SH         DEFINED               65,203.00
Electra Private Equi    Common Stock 0308544   $    773.43     93,258.00 SH         DEFINED               93,258.00
Eurazeo                 Common Stock 7042395   $    820.42     30,600.00 SH         DEFINED               30,600.00
GIMV N.V.               Common Stock 5249080   $  1,684.86     38,912.00 SH         DEFINED               38,912.00
GP Investments Ltd.     Common Stock B15Q9D5   $    999.86    399,900.00 SH         DEFINED              399,900.00
Graphite Enterprises    Common Stock 0329200   $  1,148.40    480,700.00 SH         DEFINED              480,700.00
Hal Trust               Common Stock 4402839   $  1,379.09     21,625.00 SH         DEFINED               21,625.00
HgCapital Trust         Common Stock 0392105   $  1,410.78    140,161.00 SH         DEFINED              140,161.00
IP Group PLC            Common Stock B128J45   $    236.84    500,200.00 SH         DEFINED              500,200.00
KKR Private Equity      Common Stock G52830109 $  1,583.19    540,339.00 SH         DEFINED              540,339.00
KTB Network Co.         Common Stock 6485764   $    647.93    239,000.00 SH         DEFINED              239,000.00
Leucadia National Co    Common Stock 527288104 $  1,238.92     83,205.00 SH         DEFINED               83,205.00
Macquarie Intl Infra    Common Stock B07NLK8   $  1,121.26  5,880,600.00 SH         DEFINED            5,880,600.00
MVC Capital Inc         Common Stock 553829102 $    699.29     83,150.00 SH         DEFINED               83,150.00
NGP Capital Resource    Common Stock 62912R107 $    499.11    100,425.00 SH         DEFINED              100,425.00
Onex Corporation        Common Stock 68272K103 $  1,330.93    108,400.00 SH         DEFINED              108,400.00
Partners Group Global
Opp.                    Common Stock B16KPY9   $    752.75    245,271.00 SH         DEFINED              245,271.00
Prospect Energy Corp    Common Stock 74348T102 $    676.06     79,350.00 SH         DEFINED               79,350.00
Ratos AB                Common Stock B130WD0   $  1,545.93    101,450.00 SH         DEFINED              101,450.00
SVB Financial Group     Common Stock 78486Q101 $    498.25     24,900.00 SH         DEFINED               24,900.00
SVG Capital PLC         Common Stock 0789235   $    473.17    336,500.00 SH         DEFINED              336,500.00
Wendel                  Common Stock 7390113   $    708.44     26,795.00 SH         DEFINED               26,795.00
                                               ----------- -------------                              -------------
                                               $102,225.54 28,382,823.43                              28,382,823.43